SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 01, 2024	Jun. 30, 2024	Jun. 30, 2024	Jul. 26, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 14,616,367		$ 12,743,610
[custom:WorkingCapitalDeficit-0]		$ 4,480,663	$ 4,480,663		3,142,916
Proceeds from Issuance of Long-Term Debt		$ 1,365,000
Impairment of Long-Lived Assets to be Disposed of						$ 0
Contract with Customer, Liability, Revenue Recognized						$ 1,395
Debt Instrument, Maturity Date		Sep. 12, 2024
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Issuance of Long-Term Debt				$ 1,365,000
Proceeds from Other Equity	$ 2,400,000